Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 02, 2025	Jan. 28, 2024	Jan. 29, 2023	Jan. 30, 2022	Jan. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:(4)
Fiscal Year	SCT Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(3)	Average SCT Total for non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	TSR ($)	Peer Group TSR ($)(4)	Net Income ($)	Operating Income ($)(5)(6)
2024	14,551,916	2,215,177	4,572,382	1,594,893	173.02	56.14	$1,814,616,000	2,505,697,000
2023	16,494,777	46,826,492	5,403,574	12,603,182	199.69	52.91	1,550,190,000	2,230,886,000
2022	15,663,837	18,293,236	4,798,051	5,432,002	129.85	65.40	854,800,000	1,789,069,000
2021	13,265,455	18,826,215	3,801,514	4,642,721	131.96	92.79	975,322,000	1,374,749,000
2020	10,590,106	39,322,881	2,017,947	4,622,741	137.30	95.81	588,913,000	819,986,000

Company Selected Measure Name	operating income
Named Executive Officers, Footnote	The PEO for 2024 was Calvin McDonald. The Non-PEO NEOs for 2024 included Meghan Frank, Celeste Burgoyne, Michelle Choe, Andre Maestrini and Nicole Neuburger.
Peer Group Issuers, Footnote	In accordance with the pay versus performance rules, our total shareholder return (TSR) and our peer group TSR is determined based on the value of an initial fixed investment through the end of the listed fiscal year. The peer group TSR used in this table was determined using the S&P 500 Apparel, Accessories & Luxury Goods Index, which we also used in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report on Form 10-K for the fiscal year ended February 2, 2025.
PEO Total Compensation Amount	$ 14,551,916	$ 16,494,777	$ 15,663,837	$ 13,265,455	$ 10,590,106
PEO Actually Paid Compensation Amount	$ 2,215,177	46,826,492	18,293,236	18,826,215	39,322,881
Adjustment To PEO Compensation, Footnote	The following table reconciles the PEO Summary Compensation Table total to compensation actually paid:

Fiscal Year(a)	SCT Total ($)	Deductions from SCT Total($)(b)	Addition of Fair Value of Equity Awards Granted in the Year ($)	Addition (Deduction) for Change in Value of Prior Year Awards Unvested at end of Fiscal Year ($)	Addition (Deduction) for Change in Value of Prior Year Awards That Vested during Fiscal Year ($)	Compensation Actually Paid ($)
2024	14,551,916	(10,999,797)	12,010,360	(7,959,487)	(5,387,815)	2,215,177
(a) The PEO for 2024 was Calvin McDonald.
	(b) The deductions are the grant date fair value of equity-based awards (stock and option awards) granted each year.
Non-PEO NEO Average Total Compensation Amount	$ 4,572,382	5,403,574	4,798,051	3,801,514	2,017,947
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,594,893	12,603,182	5,432,002	4,642,721	4,622,741
Adjustment to Non-PEO NEO Compensation Footnote	The following table reconciles the Non-PEO NEOs Average Summary Compensation Table total to average compensation actually paid:

Fiscal Year(a)	SCT Total ($)	Deductions from SCT Total ($)(b)	Addition of Fair Value of Equity Awards Granted in the Year ($)	Addition (Deduction) for Change in Value of Prior Year Awards Unvested at end of Fiscal Year ($)	Addition (Deduction) for Change in Value of Prior Year Awards That Vested during Fiscal Year ($)	Compensation Actually Paid ($)
2024	4,572,382	(3,300,081)	2,745,469	(1,429,045)	(993,832)	1,594,893
(a) The Non-PEO NEOs for 2024 included Meghan Frank, Celeste Burgoyne, Michelle Choe, Andre Maestrini and Nicole Neuburger.
	(b) The deductions are the grant date fair value of equity-based awards (stock and option awards) granted each year.
Equity Valuation Assumption Difference, Footnote	The fair values of the equity awards were calculated using valuation assumptions that materially differ from those disclosed at the time of grant, including: (1) the fair value of RSU awards was calculated using the closing price of our common stock as of the last day of the applicable year or on the date of vesting, as applicable; (2) the fair value of PSU awards was estimated using the closing stock price of our common stock as of the last day of the applicable year and adjusted for management’s estimate of performance; and (3) the fair value of options was estimated using the Black-Scholes option-pricing model (which reflects for each particular award and valuation date: adjustments for expected volatility, risk-free interest rate, dividend yield, expected term - calculated using the simplified method, and stock price).
Compensation Actually Paid vs. Total Shareholder Return
The graphs opposite show the relationship of compensation actually paid to our chief executive officer and other named executive officers in the fiscal years of 2020 - 2024 to the following: (1) total shareholder return of both our company and peer group, (2) net income, and (3) operating income.
The graph for the "Compensation Actually Paid vs. lululemon and Peer Group TSR" assumes the investment of $100 on February 2, 2020 at the closing sale price of our common stock and the S&P 500 Apparel, Accessories & Luxury Goods Index.

Compensation Actually Paid vs. Net Income
The graphs opposite show the relationship of compensation actually paid to our chief executive officer and other named executive officers in the fiscal years of 2020 - 2024 to the following: (1) total shareholder return of both our company and peer group, (2) net income, and (3) operating income.
The graph for the "Compensation Actually Paid vs. lululemon and Peer Group TSR" assumes the investment of $100 on February 2, 2020 at the closing sale price of our common stock and the S&P 500 Apparel, Accessories & Luxury Goods Index.
(1) For purposes of evaluating the achievement of the performance measure in our incentive programs, operating income means earnings before other income and taxes as reported in our financial statements or, if reported, adjusted operating income as reported in our earnings release or other EDGAR filings as applicable.
(2) Refer to the non-GAAP reconciliation table in Appendix A of this proxy statement for reconciliations between the above adjusted non-GAAP financial measures and the most directly comparable measures calculated in accordance with GAAP.

Compensation Actually Paid vs. Company Selected Measure
The graphs opposite show the relationship of compensation actually paid to our chief executive officer and other named executive officers in the fiscal years of 2020 - 2024 to the following: (1) total shareholder return of both our company and peer group, (2) net income, and (3) operating income.
The graph for the "Compensation Actually Paid vs. lululemon and Peer Group TSR" assumes the investment of $100 on February 2, 2020 at the closing sale price of our common stock and the S&P 500 Apparel, Accessories & Luxury Goods Index.
(1) For purposes of evaluating the achievement of the performance measure in our incentive programs, operating income means earnings before other income and taxes as reported in our financial statements or, if reported, adjusted operating income as reported in our earnings release or other EDGAR filings as applicable.
(2) Refer to the non-GAAP reconciliation table in Appendix A of this proxy statement for reconciliations between the above adjusted non-GAAP financial measures and the most directly comparable measures calculated in accordance with GAAP.

Total Shareholder Return Vs Peer Group
The graphs opposite show the relationship of compensation actually paid to our chief executive officer and other named executive officers in the fiscal years of 2020 - 2024 to the following: (1) total shareholder return of both our company and peer group, (2) net income, and (3) operating income.
The graph for the "Compensation Actually Paid vs. lululemon and Peer Group TSR" assumes the investment of $100 on February 2, 2020 at the closing sale price of our common stock and the S&P 500 Apparel, Accessories & Luxury Goods Index.

Total Shareholder Return Amount	$ 173.02	199.69	129.85	131.96	137.30
Peer Group Total Shareholder Return Amount	56.14	52.91	65.40	92.79	95.81
Net Income (Loss)	$ 1,814,616,000	$ 1,550,190,000	$ 854,800,000	$ 975,322,000	$ 588,913,000
Company Selected Measure Amount	2,505,697,000	2,230,886,000	1,789,069,000	1,374,749,000	819,986,000
PEO Name	Calvin McDonald
Additional 402(v) Disclosure	For purposes of evaluating the achievement of the performance measure in our incentive programs, operating income generally means earnings before other income and taxes as reported in our financial statements or, if reported, adjusted operating income as reported in our earnings release or other EDGAR filings as applicable.Refer to the non-GAAP reconciliation table in Appendix A of this proxy statement for reconciliations between the above adjusted non-GAAP financial measures and the most directly comparable measures calculated in accordance with GAAP.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,999,797)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,010,360
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,959,487)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,387,815)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,300,081)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,745,469
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,429,045)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (993,832)